Financial and capital risk management (Details 13) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 16	$ (24)
Fixed Price Sales Protection Forwards [Member] | Risk Nickel Price Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(4)
Fixed Price Sales Protection Forwards [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(19)
Fixed Price Sales Protection Forwards [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(33)
Protected Item Part Of Nickel Revenues With Fixed Prices [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	19
Protected Item Part Of Nickel Revenues With Fixed Prices [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	33
Embedded Derivatives Gas Purchase [Member] | Risk Pellet Price Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1)
Embedded Derivatives Gas Purchase [Member] | Risk Pellet Price Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(4)
Embedded Derivatives Gas Purchase [Member] | Risk Pellet Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (10)